NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
Schedule of noncontrolling interests
The following table provides additional information regarding Noncontrolling interests as presented in our Consolidated Statements of Financial Position:

December 31,	2018	2017
(millions of Canadian dollars)
Algonquin Gas Transmission, L.L.C1	518	476
Enbridge Energy Management, L.L.C.[2]	—	34
Enbridge Energy Partners, L.P.[3]	—	138
Enbridge Gas Distribution Inc.[4]	—	100
Maritimes & Northeast Pipeline, L.L.C1	613	572
Renewable energy assets[5]	1,961	806
Spectra Energy Partners, LP6	—	4,335
Union Gas Limited[7]	—	110
Westcoast Energy Inc.[8]	841	1,005
Other[9]	32	21
	3,965	7,597

1	Represents subsidiaries of SEP and the interests in these subsidiaries held by third parties.

2
On December 20, 2018, we executed the definitive agreement with EEM and acquired all of the publicly held shares of EEM not already owned by us or our subsidiaries. As at December 31, 2017, the balance represented 88.3% interest in EEM held by public shareholders.

3
On December 20, 2018, we executed the definitive agreement with EEP and acquired all of the publicly held Class A common units of EEP not already owned by us or our subsidiaries. As at December 31, 2017, the balance represented 68.2% interest in EEP held by public unitholders.

4
On November 29, 2018, EGD redeemed all of its four million cumulative redeemable preferred shares held by third parties. As at December 31, 2017, the balance of these preferred shares was $100 million.

5
On August 1, 2018, we closed the sale of 49% of our interest in the Renewable Assets (Note 8). The remaining balance represents the tax equity investors' interests in Magic Valley, Wildcat, Keechi, New Creek and Chapman Ranch wind facilities, which are accounted for using the HLBV method, with an additional 20.0% noncontrolling interest in each of the Magic Valley and Wildcat wind facilities held by third parties as at December 31, 2018 and 2017.

6
On December 17, 2018, we closed the definitive agreement with SEP and acquired all of the publicly listed common units of SEP not already owned by us or our subsidiaries. As at December 31, 2017, the balance represented 25.7% interest in SEP held by public unitholders.

7
On November 29, 2018, Union Gas redeemed all of its four million cumulative redeemable preferred shares held by third parties. As at December 31, 2017, the balance of these preferred shares was $110 million.

8
Represents the 16.6 million cumulative redeemable preferred shares and 12 million cumulative first preferred shares as at December 31, 2018 and 2017 held by third parties in Westcoast Energy Inc., and the 22.0% interest in Maritimes & Northeast Pipeline Limited Partnership held by third parties as at December 31, 2018 and 2017.

9	Represents subsidiary of EEP and the interests in this subsidiary held by third parties.

Schedule of redeemable noncontrolling interests
The following table presents additional information regarding Redeemable noncontrolling interests as presented in our Consolidated Statements of Financial Position:

Year ended December 31,	2018	2017	2016
(millions of Canadian dollars)
Balance at beginning of year	4,067	3,392	2,141
Earnings attributable to redeemable noncontrolling interests	117	175	268
Other comprehensive income/(loss), net of tax
Change in unrealized loss on cash flow hedges	3	(21)	(17)
Other comprehensive loss from equity investees	14	—	—
Reclassification to earnings of loss on cash flow hedges	—	57	9
Foreign currency translation adjustments	4	(6)	(3)
Other comprehensive income/(loss), net of tax	21	30	(11)
Distributions to unitholders	(300)	(247)	(202)
Contributions from unitholders	70	1,178	591
Modified retrospective adoption of accounting standard (note 3)	(38)	—	—
Net dilution gain/(loss)	76	(169)	(81)
Redemption value adjustment	456	(292)	686
Sponsored vehicle buy-in1	(4,469)	—	—
Balance at end of year	—	4,067	3,392

1 On November 8, 2018, we executed the definitive agreement with ENF and acquired all of the publicly held shares of ENF not already owned by us or our subsidiaries.